Income Tax (Restated)(Details 4) (USD $)	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Schedule of deferred tax assets
Tax losses carried forward	$ 1,349,971	$ 1,592,888	$ 2,116,283
Doubtful debts reserve	250,046	219,442	225,469
Accruals	39,694	36,891	17,187
Deferred Tax Assets	1,639,711	1,849,221	2,358,939
Deferred tax assets - current	268,440	718,767	317,850
Deferred tax assets - non current	1,371,271	1,130,454	2,041,089
Deferred Tax Assets	$ 1,639,711	$ 1,849,221	$ 2,358,939